Fair Value Measurements - Schedule of Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Assets measured at fair value	$ 4,085	$ 9,648
Liabilities:
Executive Market Condition Awards	4,129	0
Common stock warrant liabilities	17,933	0
Liabilities measured at fair value	22,062	0
Money market funds
Assets:
Assets measured at fair value	4,085	9,648
Level 1
Assets:
Assets measured at fair value	4,085	9,648
Liabilities:
Executive Market Condition Awards	0	0
Common stock warrant liabilities	9,024	0
Liabilities measured at fair value	9,024	0
Level 1 | Money market funds
Assets:
Assets measured at fair value	4,085	9,648
Level 2
Assets:
Assets measured at fair value		0
Liabilities:
Executive Market Condition Awards	0	0
Common stock warrant liabilities	8,909	0
Liabilities measured at fair value	8,909	0
Level 2 | Money market funds
Assets:
Assets measured at fair value	0	0
Level 3
Assets:
Assets measured at fair value		0
Liabilities:
Executive Market Condition Awards	4,129	0
Common stock warrant liabilities	0	0
Liabilities measured at fair value	4,129	0
Level 3 | Money market funds
Assets:
Assets measured at fair value	$ 0	$ 0